Commitments and Contingencies, Minimum lease obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating leases description	U.S. Cellular and its subsidiaries have leases for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term. Rent expense totaled $166 million, $161 million and $153 million in 2017, 2016 and 2015, respectively.
Operating Leases Future Minimum Payments Due
2018	$ 145
2019	133
2020	120
2021	107
2022	92
Thereafter	737
Total	1,334
Operating Leases Future Minimum Receipts
2018	54
2019	45
2020	34
2021	21
2022	9
Thereafter	2
Total	$ 165